CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
		Mar. 31, 2019	Feb. 18, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenues		$ 3,034,000		$ 3,900,000
Cost of revenues		1,576,000
Gross Profit		1,458,000
Operating expenses
Sales and marketing		1,378,000
General and administrative		2,354,000			$ 6,956,573	$ 694,226
Research and development		1,472,000
Amortization of intangible assets		1,693,000
Acquisition costs		35,029,000
Total operating expenses		41,926,000
Loss from operations		(40,468,000)			(6,956,573)	(694,226)
Other income (expense)
Interest income (expense)		421,000
Other income (expense)		(5,000)
Total other income (expense), net		416,000
Interest income					8,753,490	4,554,401
Net loss		(40,052,000)			$ 1,796,917	$ 3,860,175
Cumulative preferred stock dividends		0
Net loss applicable to common shareholders		$ (40,052,000)
Net loss per share, basic and diluted		$ (0.83)
Weighted average common shares outstanding, basic and diluted		48,461,958
Weighted average shares outstanding, Basic	[1]				15,486,142	15,982,914
Weighted average shares outstanding, Diluted					63,129,515	69,000,000
Net earnings per share, Basic					$ 0.07	$ 0.24
Net earnings per share, Diluted					$ 0.02	$ 0.06
Predecessor [Member]
Revenues			$ 4,928,000	6,790,000
Cost of revenues			1,614,000	2,099,000
Gross Profit			3,314,000	4,691,000
Operating expenses
Sales and marketing			1,394,000	1,611,000
General and administrative			1,744,000	2,956,000
Research and development			1,580,000	1,930,000
Amortization of intangible assets			0	0
Acquisition costs			151,000	0
Total operating expenses			4,869,000	6,497,000
Loss from operations			(1,555,000)	(1,806,000)
Other income (expense)
Interest income (expense)			(170,000)	(28,000)
Other income (expense)			12,000	170,000
Total other income (expense), net			(158,000)	142,000
Net loss			(1,713,000)	(1,664,000)
Cumulative preferred stock dividends			0	(259,000)
Net loss applicable to common shareholders			$ (1,713,000)	$ (1,923,000)

[1]	This number excludes an aggregate of up to 20,289,478 and 53,295,619 Class A ordinary shares subject to possible redemption at December 31, 2018 and 2017, respectively.